LOANS, FINANCING AND DEBENTURES - Schedule of composition of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCING AND LOANS
Financial Charges	R$ 1,376,210	R$ 1,100,380
Principal	11,827,957	11,709,492
Current	13,204,167	12,809,872
Non-current	61,091,597	62,810,702
Total loans, financing and debentures	74,295,764	75,620,574
Loans, financing and debentures	74,295,764
2026
FINANCING AND LOANS
Loans, financing and debentures	13,204,168
2027
FINANCING AND LOANS
Loans, financing and debentures	7,648,470
2028
FINANCING AND LOANS
Loans, financing and debentures	5,864,600
2029
FINANCING AND LOANS
Loans, financing and debentures	7,643,378
2030
FINANCING AND LOANS
Loans, financing and debentures	6,669,031
After 2030
FINANCING AND LOANS
Loans, financing and debentures	33,266,117
National Currency
FINANCING AND LOANS
Total loans, financing and debentures	61,034,561	58,861,241
Capital market
FINANCING AND LOANS
Total loans, financing and debentures	R$ 44,779,707	39,904,209
Capital market | Weighted average
FINANCING AND LOANS
Average annual rates in 2025 (%)	13.49%
Development banks
FINANCING AND LOANS
Total loans, financing and debentures	R$ 12,483,840	14,308,971
Development banks | Weighted average
FINANCING AND LOANS
Average annual rates in 2025 (%)	10.74%
Banking market
FINANCING AND LOANS
Total loans, financing and debentures	R$ 2,862,365	3,529,199
Banking market | Weighted average
FINANCING AND LOANS
Average annual rates in 2025 (%)	15.43%
Other Institutions
FINANCING AND LOANS
Total loans, financing and debentures	R$ 908,649	1,118,862
Other Institutions | Weighted average
FINANCING AND LOANS
Average annual rates in 2025 (%)	4.83%
Foreign currency
FINANCING AND LOANS
Total loans, financing and debentures	R$ 13,261,203	16,759,333
Capital market
FINANCING AND LOANS
Total loans, financing and debentures	R$ 8,497,433	11,971,847
Capital market | Weighted average
FINANCING AND LOANS
Average annual rates in 2025 (%)	5.51%
Development banks
FINANCING AND LOANS
Total loans, financing and debentures	R$ 348,533	436,292
Development banks | Weighted average
FINANCING AND LOANS
Average annual rates in 2025 (%)	7.88%
Banking market
FINANCING AND LOANS
Total loans, financing and debentures	R$ 4,415,237	4,351,194
Banking market | Weighted average
FINANCING AND LOANS
Average annual rates in 2025 (%)	15.29%
BASA
FINANCING AND LOANS
Total loans, financing and debentures	R$ 74,295,764	R$ 75,620,574